Average Annual Total Returns		12 Months Ended			26 Months Ended	30 Months Ended	50 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	60 Months Ended		72 Months Ended	73 Months Ended	87 Months Ended	88 Months Ended	108 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Catalyst Insider Buying Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%								14.53%									13.10%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.74%								(0.54%)									2.69%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.74%								(0.54%)									2.69%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.91%								(0.41%)									2.11%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			22.89%								(0.11%)									2.53%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.18%								0.90%									3.56%
Catalyst Energy Infrastructure Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%								14.53%									13.10%
Catalyst Energy Infrastructure Fund | Solactive MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.02%								9.98%									0.41%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			36.50%								14.73%									3.35%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			36.10%								12.70%									0.92%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.67%								10.48%									1.17%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			43.77%								15.28%									3.21%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			45.21%								16.42%									4.23%
Catalyst/MAP Global Equity Fund | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.01%								10.58%									9.79%
Catalyst/MAP Global Equity Fund | MSCI ACWI Value Index Gross (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.56%								7.20%									7.03%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.49%								4.20%									5.89%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.55%)								3.36%									4.96%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.04%								3.07%									4.45%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.89%								4.66%									5.72%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.95%								5.69%									6.79%
Catalyst/Lyons Tactical Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%								14.53%									13.10%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(2.43%)								4.13%									4.15%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.44%)								3.33%									3.02%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.44%)								3.15%									3.02%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.79%								4.58%									3.99%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.80%								5.63%									5.04%
Catalyst Dynamic Alpha Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%								14.53%									13.10%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.05%								10.00%									9.63%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.73%								8.00%									8.11%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.67%								7.55%									7.54%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.19%								10.48%									9.46%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			22.42%								11.60%									10.56%
Catalyst Systematic Alpha Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%								14.53%									13.10%
Catalyst Systematic Alpha Fund | BNP Paribas Catalyst Systematic Alpha Index III (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.51%								20.14%									19.30%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(9.81%)								9.07%									4.86%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(13.52%)								5.66%									3.12%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(5.75%)								5.49%									3.00%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(5.01%)								9.54%									4.67%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(4.08%)								10.62%									5.70%
Catalyst Systematic High Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%								14.53%									13.10%
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(3.25%)								3.61%									(0.23%)
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.35%)								3.24%									(0.73%)
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.93%)								2.64%									(0.29%)
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.82%								4.07%									(0.39%)
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.95%								5.12%									0.62%
Catalyst Buffered Shield Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%								14.53%					14.60%			13.24%
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.90%								3.88%								4.97%
Performance Inception Date			Apr. 14, 2015
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.45%								4.33%					5.30%
Performance Inception Date			Sep. 05, 2017
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.58%								5.36%								5.88%
Performance Inception Date			Apr. 14, 2015
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.27%								3.36%								3.53%
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.05%								3.27%								3.48%
Catalyst/Millburn Hedge Strategy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%				16.89%				14.53%						14.40%			13.10%	[3]
Catalyst/Millburn Hedge Strategy Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.28%				2.82%				2.48%						1.97%			1.77%	[3]
Catalyst/Millburn Hedge Strategy Fund | Credit Suisse Managed Futures Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.87%				7.78%				5.59%						2.83%			2.44%	[3]
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.67%								5.63%						7.61%
Performance Inception Date			Dec. 28, 2015
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.34%								6.08%						7.51%
Performance Inception Date			Dec. 28, 2015
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.36%				11.28%
Performance Inception Date			Oct. 30, 2020
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.51%								7.15%									7.97%	[3]
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.33%	[4]							5.87%	[4]								6.80%	[3]
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.00%	[4]							5.07%	[4]								5.92%	[3]
Catalyst Nasdaq-100 Hedged Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%								14.53%									13.10%
Catalyst Nasdaq-100 Hedged Equity Fund | NASDAQ - 100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.88%								20.18%									18.53%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.98%								3.37%									3.04%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.98%								3.16%									2.05%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.95%								2.53%									1.86%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.62%								3.80%									2.84%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.76%								4.87%									3.89%
Catalyst/Aspect Enhanced Multi-Asset Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.45%	25.02%
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent		5.36%	5.40%
Performance Inception Date			Dec. 28, 2023
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.60%	0.61%
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.65%	4.07%
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent		10.84%	10.94%
Performance Inception Date			Dec. 28, 2023
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent		11.97%	12.08%
Performance Inception Date			Dec. 28, 2023
Catalyst/Welton Advantage Multi-Strategy Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst Systematic Alpha Fund Class A | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent								14.45%
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent	[5]		13.79%					13.29%
Performance Inception Date			Sep. 01, 2020
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.57%					14.16%
Performance Inception Date			Sep. 01, 2020
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.06%					15.14%
Performance Inception Date			Sep. 01, 2020
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.48%					15.02%
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.47%					12.07%
Catalyst Insider Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)									1.35%
Catalyst Insider Income Fund | Bloomberg US Govt/Credit 1-3 YR TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.36%								1.58%									1.63%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.48%								2.14%									2.60%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.58%								0.56%									1.34%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.43%								0.94%									1.43%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.82%								2.40%									2.38%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.90%								3.41%									3.40%
Catalyst/SMH High Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)									1.35%
Catalyst/SMH High Income Fund | ICE BofA US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.11%								4.06%									5.09%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.84%								4.44%									3.85%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.04%								2.03%									1.20%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.21%								2.33%									1.65%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.17%								4.71%									3.56%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.29%								5.73%									4.59%
Catalyst/SMH Total Return Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%								14.53%									13.10%
Catalyst/SMH Total Return Income Fund | ICE BofA High Yield U.S. Corporates Cash Pay Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.11%								4.06%									5.09%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.26%								6.43%									5.12%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.19%								4.30%									2.82%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.46%								4.10%									2.92%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.57%								6.85%									4.94%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.70%								7.95%									6.00%
Catalyst/MAP Global Balanced Fund | MSCI ACWI Gross Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.01%								10.58%									9.79%
Catalyst/MAP Global Balanced Fund | MSCI ACWI Value Gross Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.56%								7.20%									7.03%
Catalyst/MAP Global Balanced Fund | 50% ICE BofAML 1-3 Year/ 50% - MSCI ACWI Gross (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.52%								6.61%									6.18%
Catalyst/MAP Global Balanced Fund | 50% MSCI ACWI Value/50% ML AAAA 1-3YR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.45%								4.99%									4.85%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(1.34%)								1.77%									3.19%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.03%)								0.65%									2.10%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.57%)								1.13%									2.25%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.77%								2.19%									3.02%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.83%								3.24%									4.08%
Catalyst/CIFC Senior Secured Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		4.52%						(0.33%)									1.35%
Catalyst/CIFC Senior Secured Income Fund | Morningstar LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.95%		10.94%						5.85%									5.14%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.97%								4.14%									4.11%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.46%								1.72%									1.83%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.27%								2.08%									2.08%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.33%								4.36%									3.84%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C-1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.23%		10.21%
Performance Inception Date			Nov. 01, 2022
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.41%								5.39%									4.89%
Catalyst Enhanced Income Strategy Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)		1.13%
Catalyst Enhanced Income Strategy Fund | Bloomberg U.S. MBS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.20%								(0.74%)		0.41%
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(5.17%)								(1.00%)		1.76%
Performance Inception Date			Dec. 31, 2018
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(8.45%)								(3.77%)		(0.87%)
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(3.05%)								(1.83%)		0.30%
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.13%)								(0.57%)		1.99%
Performance Inception Date			Dec. 31, 2018
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.87%								0.43%		3.02%
Performance Inception Date			Dec. 31, 2018
Eventide Gilead Fund | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.89%								8.10%									7.95%
Eventide Gilead Fund | Bloomberg US Mid Cap Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.76%								10.82%									10.74%
Eventide Gilead Fund | Eventide Gilead Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(5.99%)								5.56%									8.38%
Eventide Gilead Fund | Eventide Gilead Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(2.00%)								6.00%									8.20%
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.22%)								6.86%									9.08%
Eventide Gilead Fund | Eventide Gilead Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.51%)								6.17%									8.48%
Eventide Gilead Fund | Eventide Gilead Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.09%								5.41%									7.39%
Eventide Gilead Fund | Eventide Gilead Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(0.02%)								7.07%									9.30%
Eventide Healthcare & Life Sciences Fund | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.89%								8.10%									7.95%
Eventide Healthcare & Life Sciences Fund | S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.18%								(0.89%)									3.98%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(15.51%)								(3.12%)									6.53%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(15.51%)								(3.82%)									5.77%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(9.18%)								(2.28%)									5.17%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(11.91%)								(2.70%)									6.36%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(10.31%)								(1.92%)									7.22%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(10.13%)								(1.73%)									7.43%
Eventide Balanced Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)							1.43%
Eventide Balanced Fund | Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.54%								5.75%							6.14%
Eventide Balanced Fund | Eventide Balanced Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.16%								6.04%							6.12%
Performance Inception Date			Jul. 15, 2015
Eventide Balanced Fund | Eventide Balanced Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.60%								5.28%							5.31%
Eventide Balanced Fund | Eventide Balanced Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.97%								4.50%							4.61%
Eventide Balanced Fund | Eventide Balanced Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.67%								6.45%							5.97%
Performance Inception Date			Jul. 15, 2015
Eventide Balanced Fund | Eventide Balanced Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.56%								7.30%							6.82%
Performance Inception Date			Jul. 15, 2015
Eventide Balanced Fund | Eventide Balanced Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.79%								7.51%							7.03%
Performance Inception Date			Jul. 15, 2015
Eventide Dividend Growth Fund | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.89%								8.10%				7.55%
Eventide Dividend Growth Fund | Bloomberg US Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.46%								10.40%				10.57%
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.62%								11.00%				9.68%
Performance Inception Date			Sep. 27, 2017
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.52%								10.66%				9.30%
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.77%								8.67%				7.69%
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.34%								11.44%				9.74%
Performance Inception Date			Sep. 27, 2017
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.27%								12.32%				10.61%
Performance Inception Date			Sep. 27, 2017
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.56%								12.55%				10.83%
Performance Inception Date			Sep. 27, 2017
Eventide Limited-Term Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)			1.27%						1.35%
Eventide Limited-Term Bond Fund | Bloomberg 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.76%								1.29%			2.00%						1.66%
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(2.38%)								(0.19%)									0.88%
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.66%)								(0.90%)									0.10%
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.42%)								(0.44%)									0.33%
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.88%								0.25%			1.11%
Performance Inception Date			Dec. 14, 2018
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.69%								1.04%			1.91%
Performance Inception Date			Dec. 14, 2018
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.90%								1.25%									1.49%
Eventide Exponential Technologies Fund | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.89%							12.02%
Eventide Exponential Technologies Fund | Bloomberg US 2500 Technology Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.48%							10.86%
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(3.63%)							5.45%
Performance Inception Date			Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.63%)							5.31%
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.15%)							4.20%
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.42%							6.05%
Performance Inception Date			Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.31%							6.86%
Performance Inception Date			Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.52%							7.09%
Performance Inception Date			Jun. 30, 2020
Eventide Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%						(2.03%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			(4.59%)						(3.89%)
Performance Inception Date			Jul. 31, 2020
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(6.01%)						(4.69%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.72%)						(3.24%)
Eventide Core Bond Fund | Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.50%						(3.31%)
Performance Inception Date			Jul. 31, 2020
Eventide Core Bond Fund | Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.42%						(2.54%)
Performance Inception Date			Jul. 31, 2020
Eventide Core Bond Fund | Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.62%						(2.35%)
Performance Inception Date			Jul. 31, 2020
Eventide Large Cap Focus Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%			21.11%
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.09%			12.83%
Performance Inception Date			Jun. 30, 2022
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.05%			12.39%
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.89%			9.91%
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.99%			14.74%
Performance Inception Date			Jun. 30, 2022
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.86%			15.62%
Performance Inception Date			Jun. 30, 2022
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.11%			15.84%
Performance Inception Date			Jun. 30, 2022

[1]	The S&P 500 Index is the total return index. This index differs from the “S&P 500” price index by including the contribution of dividends to total return.
[2]	The BNP Paribas Catalyst Systematic Alpha Index III (the “Benchmark”) was established on November 3, 2024. The index provider has produced historical returns for the Benchmark for periods prior to November 3, 2024 by applying the Benchmark methodology and protocols to historical market data. While believed to be reliable, performance data prior to November 3, 2024 should be considered hypothetical and, consequently, less pertinent for investors when evaluating the Fund’s performance.
[3]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[4]	After Tax Returns for Class I shares are for the period beginning December 29, 2015. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for the Predecessor Fund. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability partnership, did not qualify as a regulated investment company for federal income tax purposes, and it did not pay dividends and distributions. After tax returns shown are a blend of after tax returns from December 29, 2015 and returns before taxes for preceding periods.
[5]	Includes the effect of the maximum sales load.